Inventory (Details) - Schedule of inventory - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inventory [Abstract]
Raw materials	₪ 1,133	₪ 123
Finished goods	893	702
Total inventory	₪ 2,026	₪ 825